QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Net sales	$ 1,735.3	$ 1,679.5	$ 1,626.9	$ 1,572.1	$ 1,550.8	$ 1,508.7	$ 1,541.5	$ 1,485.5	$ 6,613.8	$ 6,086.5	$ 5,966.9
Gross profit	465.6	451.6	452.6	442.4	425.4	417.6	434.1	422.6	1,812.2	1,699.7	1,645.8
Net income (loss)	$ (59.6)	$ 108.3	$ 120.9	$ 112.2	$ 62.0	$ 89.1	$ 80.0	$ 89.6	$ 281.8	$ 320.7	$ 274.3
Net income (loss) per common share:
Net income (loss) per common share (in dollars per share)	$ (0.68)	$ 1.23	$ 1.37	$ 1.27	$ 0.70	$ 1.00	$ 0.90	$ 1.00	$ 3.19	$ 3.60	$ 3.01
Net income (loss) per common share, assuming dilution:
Net income (loss) per common share, assuming dilution (in dollars per share)	$ (0.66)	$ 1.20	$ 1.34	$ 1.25	$ 0.69	$ 0.98	$ 0.88	$ 0.98	$ 3.13	$ 3.54	$ 2.95
Net tax charge result from TCJA									$ 172.0